Acquisition (Details) - USD ($)		12 Months Ended
	Oct. 15, 2018	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents		$ 24,986,000
Deposits in other banks		3,461,000
FHLB stock		78,000
Investments		23,865,000
loans	$ 6,779,000	6,779,000
Premise and equipment, net		548,000
Goodwill	682,000	682,000
Bank owned life insurance		612,000
Accrued interest receivable		145,000
Deferred federal income taxes		20,000
Other assets		124,000
Total assets purchased		62,328,000
Common shares issued		4,711,000
Cash paid		1,529,000
Estimated purchase price	$ 6,200,000	6,240,000
Deposits
Non interest bearing			$ 19,287,000
Savings			30,533,000
Certificates of Deposit			5,772,000
Total Deposits			55,592,000
Interest payable and other liabilities			496,000
Total liabilities assumed			$ 56,088,000
Core [Member]
ASSETS
Core deposit intangible		1,028,000
Commercial Loan [Member]
ASSETS
loans		3,019,000
Residential Mortgage [Member]
ASSETS
loans		2,403,000
Installemnt Loan [Member]
ASSETS
loans		$ 1,357,000